RELATED PARTY TRANSACTIONS - Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 18, 2025	Aug. 08, 2025	Oct. 31, 2024	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Rent expense	$ 1,760	$ 2,563
Ownership interest acquired (as a percentage)				0.49
Lompoc, California
Related Party Transaction [Line Items]
Ownership interest acquired (as a percentage)			0.76
Related Party | 3645 Long Beach
Related Party Transaction [Line Items]
Rent increase percentage cap	5.00%
Related Party | Isla Vista GHG LLC
Related Party Transaction [Line Items]
Lease term	10 years
Base rent, initial amount	$ 144
Rent expense	$ 158	269
Rent increase percentage cap	3.00%
Initial monthly rent	$ 5
Related Party | Kazan Trust
Related Party Transaction [Line Items]
Lease term						10 years
Base rent, initial amount							$ 36
Rent expense	$ 41	36
Rent expense percentage							3.00%
Related Party | 2000 De La Vina LLC
Related Party Transaction [Line Items]
Rent increase, first lease (as a percentage)							3.00%
Rent increase, second lease (as a percentage)							3.00%
Related Party | 5042 Real Estate Investment, LLC
Related Party Transaction [Line Items]
Rent expense percentage						3.00%
Related Party | Lease Agreements | Neo Street Partners LLC
Related Party Transaction [Line Items]
Lease term	5 years
Base rent, initial amount	$ 213
Base rent, years two to five	243
Renewal term					1 year
Rent expense	$ 236	373
Related Party | Lease Agreements | 3645 Long Beach
Related Party Transaction [Line Items]
Lease term	5 years
Base rent, initial amount	$ 93
Renewal term					5 years
Rent expense	$ 80	80
Rent expense percentage	3.00%
Related Party | Lease Agreements | 2000 De La Vina LLC
Related Party Transaction [Line Items]
Lease term							10 years
Rent expense	$ 262	240
Base rent, first lease, initial amount							$ 60
Base rent, second lease, initial amount							$ 180
Related Party | Lease Agreements | 5042 Real Estate Investment, LLC
Related Party Transaction [Line Items]
Lease term						10 years
Base rent, initial amount						$ 222
Rent expense	$ 251	$ 222